Significant Accounting Policies (Details) - Schedule of revenue disaggregated by geography based on customer location - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
US [Member]
Significant Accounting Policies (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Total revenue	$ 211,294	$ 124,375	$ 100,457
EMEA [Member]
Significant Accounting Policies (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Total revenue	78,686	45,859	48,810
Asia Pacific [Member]
Significant Accounting Policies (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Total revenue	23,341	14,211	22,101
Other [Member]
Significant Accounting Policies (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Total revenue	8,685	8,886	8,498
Total revenue [Member]
Significant Accounting Policies (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Total revenue	$ 322,006	$ 193,331	$ 179,866